UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management Singapore Limited
Address: 6 Battery Road, #34-02
         Singapore, 049909

13F FILE NUMBER: 028-13391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshimi Masuda
Title:   Senior Manager / Head of Compliance
Phone:   65 6420 1792

Signature, Place, and Date of Signing:

/s/ Yoshimi Masuda
------------------
Yoshimi Masuda, Singapore, May 13, 2011

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").
================================================================================
Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 125

Form 13F Information Table Value Total: 372,860 (thousands)

List of Other Included Managers: None

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARE   NONE
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM            002824100     1,756    35,800  SH          SOLE                 27,400        8,400
ADOBE SYS INC                     COM            00724F101     1,618    48,800  SH          SOLE                 48,800
AES CORP                          COM            00130H105     1,080    83,100  SH          SOLE                                NONE
AGILENT TECHNOLOGIES INC          COM            00846U101       811    18,100  SH          SOLE                                NONE
AKAMAI TECHNOLOGIES INC           COM            00971T101     6,650   175,000  SH          SOLE                115,000       60,000
ALLERGAN INC                      COM            018490102     4,446    62,600  SH          SOLE                 27,100       35,500
ALTRIA GROUP INC                  COM            02209S103       456    17,500  SH          SOLE                                NONE
AMAZON COM INC                    COM            023135106       739     4,100  SH          SOLE                                NONE
AMERICAN EXPRESS CO               COM            025816109     1,788    39,550  SH          SOLE                                NONE
AMGEN INC                         COM            031162100     2,149    40,200  SH          SOLE                 26,300       13,900
AMPHENOL CORP NEW                 CL A           032095101     3,758    69,100  SH          SOLE                 35,700       33,400
APACHE CORP                       COM            037411105     6,736    51,450  SH          SOLE                 29,000       22,450
APPLE INC                         COM            037833100     2,404     6,900  SH          SOLE                                NONE
AT&T INC                          COM            00206R102     2,180    71,250  SH          SOLE                                NONE
AU OPTRONICS CORP                 SPONSORED ADR  002255107       132    15,000  SH          SOLE                                NONE
BAIDU INC                         SPON ADR REP A 056752108     1,378    10,000  SH          SOLE                                NONE
BAKER HUGHES INC                  COM            057224107     7,798   106,200  SH          SOLE                 77,100       29,100
BANK OF AMERICA CORPORATION       COM            060505104     1,534   115,067  SH          SOLE                                NONE
BIOGEN IDEC INC                   COM            09062X103     3,031    41,300  SH          SOLE                 29,800       11,500
BLOCK H & R INC                   COM            093671105     1,389    83,000  SH          SOLE                                NONE
BRISTOL MYERS SQUIBB CO           COM            110122108     3,034   114,800  SH          SOLE                 82,800       32,000
CA INC                            COM            12673P105     3,287   135,920  SH          SOLE                 74,400       61,520
CARDINAL HEALTH INC               COM            14149Y108       563    13,700  SH          SOLE                                NONE
CELGENE CORP                      COM            151020104     1,893    32,900  SH          SOLE                 32,900         NONE
CERNER CORP                       COM            156782104     2,546    22,900  SH          SOLE                  9,200       13,700
CHESAPEAKE ENERGY CORP            COM            165167107       949    28,300  SH          SOLE                                NONE
CHEVRON CORP NEW                  COM            166764100     2,267    21,100  SH          SOLE                 21,100
CIMAREX ENERGY CO                 COM            171798101     2,005    17,400  SH          SOLE                 13,400        4,000
CISCO SYS INC                     COM            17275R102     5,222   304,490  SH          SOLE                220,100       84,390
CITIGROUP INC                     COM            172967101     2,080   470,500  SH          SOLE                                NONE
CITRIX SYS INC                    COM            177376100     4,136    56,300  SH          SOLE                 31,800       24,500
CLOROX CO DEL                     COM            189054109       855    12,200  SH          SOLE                                NONE
COCA COLA CO                      COM            191216100     9,425   142,050  SH          SOLE                104,200       37,850
COLGATE PALMOLIVE CO              COM            194162103       808    10,000  SH          SOLE                                NONE
CONOCOPHILLIPS                    COM            20825C104    14,780   185,080  SH          SOLE                115,800       69,280
COOPER INDUSTRIES PLC             SHS            G24140108     3,531    54,400  SH          SOLE                 31,800       22,600
CORE LABORATORIES N V             COM            N22717107     1,972    19,300  SH          SOLE                 19,300         NONE
CORNING INC                       COM            219350105     3,429   166,200  SH          SOLE                 88,700       77,500
COVIDIEN PLC                      SHS            G2554F105     3,262    62,800  SH          SOLE                 34,900       27,900
CROWN HOLDINGS INC                COM            228368106       270     7,000  SH          SOLE                                NONE
CSX CORP                          COM            126408103       888    11,300  SH          SOLE                                NONE
CVS CAREMARK CORPORATION          COM            126650100     1,802    52,500  SH          SOLE                                NONE
DELL INC                          COM            24702R101     3,247   223,800  SH          SOLE                115,500      108,300
DEVON ENERGY CORP NEW             COM            25179M103     9,076    98,900  SH          SOLE                 69,100       29,800
DISNEY WALT CO                    COM DISNEY     254687106       256     5,952  SH          SOLE                                NONE
DU PONT E I DE NEMOURS & CO       COM            263534109     5,288    96,200  SH          SOLE                 60,300       35,900
DUKE ENERGY CORP NEW              COM            26441C105     1,688    93,000  SH          SOLE                                NONE
E M C CORP MASS                   COM            268648102     6,927   260,900  SH          SOLE                164,200       96,700
EDWARDS LIFESCIENCES CORP         COM            28176E108       161     1,850  SH          SOLE                                NONE
EOG RES INC                       COM            26875P101     1,363    11,500  SH          SOLE                                NONE
EXELON CORP                       COM            30161N101     4,021    97,500  SH          SOLE                 58,900       38,600
EXPRESS SCRIPTS INC               COM            302182100     6,162   110,800  SH          SOLE                 89,300       21,500
EXXON MOBIL CORP                  COM            30231G102    10,020   119,106  SH          SOLE                 49,500       69,606
FEDEX CORP                        COM            31428X106     3,340    35,700  SH          SOLE                 19,800       15,900
FOSTER WHEELER AG                 COM            H27178104     1,806    48,000  SH          SOLE                 27,000       21,000
FREEPORT-MCMORAN COPPER & GO      COM            35671D857     9,123   164,230  SH          SOLE                100,000       64,230
GENERAL DYNAMICS CORP             COM            369550108       827    10,800  SH          SOLE                                NONE
GILEAD SCIENCES INC               COM            375558103     1,876    44,200  SH          SOLE                                NONE
GOLDMAN SACHS GROUP INC           COM            38141G104     1,410     8,900  SH          SOLE                                NONE
GOOGLE INC                        CL A           38259P508     7,269    12,400  SH          SOLE                  9,500        2,900
GRAINGER W W INC                  COM            384802104     3,263    23,700  SH          SOLE                 14,100        9,600
HEWLETT PACKARD CO                COM            428236103     5,406   131,950  SH          SOLE                 59,000       72,950
HOME DEPOT INC                    COM            437076102     8,142   219,710  SH          SOLE                149,900       69,810
HONEYWELL INTL INC                COM            438516106     5,293    88,640  SH          SOLE                 71,400       17,240
ICICI BK LTD                      ADR            45104G104       322     6,455  SH          SOLE                  1,455         5000
IDEXX LABS INC                    COM            45168D104     1,776    23,000  SH          SOLE                 23,000
INFOSYS TECHNOLOGIES LTD          SPONSORED ADR  456788108       789    11,000  SH          SOLE                  1,000        10000
INTEL CORP                        COM            458140100     2,221   110,100  SH          SOLE                110,100
INTERNATIONAL BUSINESS MACHS      COM            459200101     7,837    48,060  SH          SOLE                 36,500       11,560
INTUITIVE SURGICAL INC            COM NEW        46120E602     1,701     5,100  SH          SOLE                                NONE
JOHNSON & JOHNSON                 COM            478160104     6,298   106,300  SH          SOLE                 78,000       28,300
JPMORGAN CHASE & CO               COM            46625H100     3,579    77,644  SH          SOLE                                NONE
JUNIPER NETWORKS INC              COM            48203R104     5,155   122,500  SH          SOLE                 62,100       60,400
LAUDER ESTEE COS INC              CL A           518439104       896     9,300  SH          SOLE                                NONE
LG DISPLAY CO LTD                 SPONS ADR REP  50186V102       236    15,000  SH          SOLE                                NONE
LILLY ELI & CO                    COM            532457108       433    12,300  SH          SOLE                                NONE
MEDCO HEALTH SOLUTIONS INC        COM            58405U102     5,410    96,330  SH          SOLE                 51,800       44,530
MEDTRONIC INC                     COM            585055106     1,598    40,600  SH          SOLE                 40,600
MERCK & CO INC NEW                COM            58933Y105     5,452   165,152  SH          SOLE                 97,700       67,452
METLIFE INC                       COM            59156R108     1,503    33,600  SH          SOLE                                NONE
MICROSOFT CORP                    COM            594918104     6,034   237,950  SH          SOLE                153,900       84,050
MONSANTO CO NEW                   COM            61166W101     4,321    59,800  SH          SOLE                 30,700       29,100
NATIONAL OILWELL VARCO INC        COM            637071101     9,401   118,600  SH          SOLE                 83,000       35,600
NEW YORK CMNTY BANCORP INC        COM            649445103       725    42,000  SH          SOLE                                NONE
NUANCE COMMUNICATIONS INC         COM            67020Y100     1,829    93,500  SH          SOLE                 93,500
ORACLE CORP                       COM            68389X105    11,329   339,500  SH          SOLE                195,000      144,500
PEABODY ENERGY CORP               COM            704549104     5,231    72,700  SH          SOLE                 49,800       22,900
PENNEY J C INC                    COM            708160106       280     7,800  SH          SOLE                                NONE
PEPSICO INC                       COM            713448108       357     5,550  SH          SOLE                                NONE
PETSMART INC                      COM            716768106     2,633    64,300  SH          SOLE                 44,700       19,600
PFIZER INC                        COM            717081103     6,312   310,800  SH          SOLE                215,700       95,100
PHILIP MORRIS INTL INC            COM            718172109     2,245    34,200  SH          SOLE                                NONE
PNC FINL SVCS GROUP INC           COM            693475105     2,943    46,725  SH          SOLE                                NONE
POSCO                             SPONSORED ADR  693483109       343     3,000  SH          SOLE                                NONE
PRICELINE COM INC                 COM NEW        741503403     2,735     5,400  SH          SOLE                  3,700        1,700
PROCTER & GAMBLE CO               COM            742718109     6,708   108,900  SH          SOLE                 75,700       33,200
PUBLIC SVC ENTERPRISE GROUP       COM            744573106       416    13,200  SH          SOLE                                NONE
RESMED INC                        COM            761152107     1,620    54,000  SH          SOLE                 54,000
SALESFORCE COM INC                COM            79466L302     3,313    24,800  SH          SOLE                 15,800        9,000
SCHLUMBERGER LTD                  COM            806857108     6,985    74,900  SH          SOLE                 74,900
SIGMA ALDRICH CORP                COM            826552101       484     7,600  SH          SOLE                                NONE
SILICONWARE PRECISION INDS L      SPONSD ADR SPL 827084864       242    40,020  SH          SOLE                                NONE
SINA CORP                         ORD            G81477104       321     3,000  SH          SOLE                                NONE
ST JUDE MED INC                   COM            790849103     2,020    39,400  SH          SOLE                 39,400
STAPLES INC                       COM            855030102       651    33,500  SH          SOLE                                NONE
STATE STR CORP                    COM            857477103       290     6,450  SH          SOLE                                NONE
SUNTECH PWR HLDGS CO LTD          ADR            86800C104       197    20,000  SH          SOLE                                NONE
SYMANTEC CORP                     COM            871503108     2,464   132,900  SH          SOLE                102,300       30,600
TAIWAN SEMICONDUCTOR MFG LTD      SPONSORED ADR  874039100       612    50,250  SH          SOLE                                NONE
TARGET CORP                       COM            87612E106       958    19,150  SH          SOLE                                NONE
TATA MTRS LTD                     SPONSORED ADR  876568502       380    13,690  SH          SOLE                  5,690         8000
TEXAS INSTRS INC                  COM            882508104     2,806    81,200  SH          SOLE                 63,200       18,000
TEXTRON INC                       COM            883203101       312    11,400  SH          SOLE                                NONE
THERMO FISHER SCIENTIFIC INC      COM            883556102     3,089    55,600  SH          SOLE                 32,300       23,300
TYCO INTERNATIONAL LTD            SHS            H89128104     2,538    56,700  SH          SOLE                 39,400       17,300
UNION PAC CORP                    COM            907818108       342     3,480  SH          SOLE                                NONE
VARIAN MED SYS INC                COM            92220P105     3,159    46,700  SH          SOLE                 28,000       18,700
VCA ANTECH INC                    COM            918194101     1,566    62,200  SH          SOLE                 62,200
VERIZON COMMUNICATIONS INC        COM            92343V104     3,338    86,600  SH          SOLE                                NONE
VISA INC                          COM CL A       92826C839       810    11,000  SH          SOLE                                NONE
WATERS CORP                       COM            941848103     1,495    17,200  SH          SOLE                                NONE
WELLPOINT INC                     COM            94973V107     1,242    17,790  SH          SOLE                                NONE
XEROX CORP                        COM            984121103       709    66,600  SH          SOLE                                NONE
XILINX INC                        COM            983919101     2,084    63,550  SH          SOLE                 56,600        6,950
YAHOO INC                         COM            984332106     2,987   179,400  SH          SOLE                101,000       78,400

                                                 TOTAL       372,860